FVM - Valuation adjustments: Deferred day-1 P&L (Narrative) (Detail) SFr in Millions	3 Months Ended
Jun. 30, 2018 CHF (SFr)
Deferred Day-1 Profit Or Loss [Line Items]
Model valuation adjustment	SFr (64)
Profit / (loss) recognized in the income statement, Debt issued designated at fair value	SFr 192